Contingent Liabilities and Commitments - Summary of Acceptances and Guarantees by Industry (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 13,367,701	₩ 14,060,160
Unconfirmed guarantees	3,964,619	3,641,730
Total	₩ 17,332,320	₩ 17,701,890
Proportion (%)	100.00%	100.00%
Financial institutions
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 1,822,127	₩ 1,810,426
Unconfirmed guarantees	1,916	1,244
Total	₩ 1,824,043	₩ 1,811,670
Proportion (%)	10.52%	10.24%
Manufacturing
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 7,730,095	₩ 8,139,583
Unconfirmed guarantees	2,790,672	2,709,623
Total	₩ 10,520,767	₩ 10,849,206
Proportion (%)	60.70%	61.29%
Service
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 985,539	₩ 926,446
Unconfirmed guarantees	92,110	48,709
Total	₩ 1,077,649	₩ 975,155
Proportion (%)	6.22%	5.51%
Wholesale & Retail
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 2,111,297	₩ 2,410,725
Unconfirmed guarantees	573,783	594,407
Total	₩ 2,685,080	₩ 3,005,132
Proportion (%)	15.49%	16.98%
Construction
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 298,186	₩ 334,561
Unconfirmed guarantees	28,042	73,389
Total	₩ 326,228	₩ 407,950
Proportion (%)	1.88%	2.30%
Public sector
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 25,665	₩ 24,929
Unconfirmed guarantees	362,831	101,456
Total	₩ 388,496	₩ 126,385
Proportion (%)	2.24%	0.71%
Others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 394,792	₩ 413,490
Unconfirmed guarantees	115,265	112,902
Total	₩ 510,057	₩ 526,392
Proportion (%)	2.94%	2.97%